Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 4,841
Ending balance		6,241		$ 4,841
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,912		9,572
Additions/lease modifications		1,328		1,111
Acquisitions		1,112
Disposals	[1]	(350)		(615)
Foreign exchange and other		121		844
Ending balance		13,123		10,912
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,071)		(5,118)
Disposals	[1]	304		504
Depreciation		1,022		780
Foreign exchange and other	[2]	93		677
Ending balance		(6,882)		(6,071)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		119
Ending balance		323		119
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		119		99
Additions/lease modifications		13		18
Acquisitions		213
Disposals	[1]	(28)		(8)
Foreign exchange and other		6		10
Ending balance		323		119
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		500
Ending balance		809		500
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,688		1,354
Additions/lease modifications		91		59
Acquisitions		276
Disposals	[1]	(26)		(44)
Foreign exchange and other		18		319
Ending balance		2,047		1,688
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,188)		(867)
Disposals	[1]	25		35
Depreciation		70		50
Foreign exchange and other	[2]	5		306
Ending balance		(1,238)		(1,188)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		664
Ending balance		695		664
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,671		2,292
Additions/lease modifications		280		319
Acquisitions		63
Disposals	[1]	(109)		(53)
Foreign exchange and other		18		113
Ending balance		2,923		2,671
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,007)		(1,724)
Disposals	[1]	106		48
Depreciation		306		225
Foreign exchange and other	[2]	21		106
Ending balance		(2,228)		(2,007)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		278
Ending balance		356		278
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		945		685
Additions/lease modifications		125		105
Acquisitions		12
Disposals	[1]	(30)		(29)
Foreign exchange and other		8		184
Ending balance		1,060		945
Other equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(667)		(471)
Disposals	[1]	29		25
Depreciation		65		53
Foreign exchange and other	[2]	1		168
Ending balance		(704)		(667)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		784
Ending balance		1,057		784
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,054		1,941
Additions/lease modifications		413		281
Acquisitions		25
Disposals	[1]	(97)		(246)
Foreign exchange and other		18		78
Ending balance		2,413		2,054
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,270)		(1,338)
Disposals	[1]	94		243
Depreciation		169		116
Foreign exchange and other	[2]	11		59
Ending balance		(1,356)		(1,270)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,496
Ending balance		3,001		2,496
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,435		3,201
Additions/lease modifications		406		329
Acquisitions		523
Disposals	[1]	(60)		(235)
Foreign exchange and other		53		140
Ending balance		4,357		3,435
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(939)		(718)
Disposals	[1]	50		153
Depreciation		412		336
Foreign exchange and other		55	[2]	38
Ending balance		$ (1,356)		$ (939)

[1]	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10.
[2]	Includes impairment charges.